Financial instruments (Schedule of Fair Value of Financial Instruments) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 46,362	$ 14,066	$ 14,895
Amounts receivable	2,012	845
Accounts payable and accrued liabilities	9,240	6,217
Long-term debt	7,734	8,373
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	46,362	14,066
Amounts receivable	208	439
Accounts payable and accrued liabilities	8,734	6,202
Long-term debt	8,828	8,461
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	46,362	14,066
Amounts receivable	208	439
Accounts payable and accrued liabilities	8,734	6,202
Long-term debt	$ 8,828	$ 8,461